S000003466 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	225 Months Ended	252 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
Sit Dividend Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.28%	11.78%	10.91%
Performance Inception Date						Dec. 31, 2003
Sit Dividend Growth Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.19%	9.41%	8.06%
Performance Inception Date						Dec. 31, 2003
Sit Dividend Growth Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.10%	9.06%	8.10%
Performance Inception Date						Dec. 31, 2003
Sit Dividend Growth Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent		17.91%	11.48%	10.63%
Performance Inception Date					Mar. 31, 2006

[1]	A broad-based securities market index that represents the overall domestic equity markets.